Equity Incentive Plan (Details) - USD ($) $ / shares in Units, $ in Thousands						11 Months Ended	12 Months Ended
	Oct. 05, 2023	Jun. 05, 2023	Jan. 05, 2023	Dec. 28, 2022	Oct. 14, 2022	Dec. 31, 2022	Dec. 31, 2023	Jul. 05, 2022
General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense						$ 2,789	$ 2,522
Certain Service Providers [Member]
Number of Shares [Roll Forward]
Granted (in shares)				120,000	200,000
Restricted Stock [Member]
Unrecognized Cost for Non-vested Shares [Abstract]
Unrecognized cost for non-vested shares						$ 2,522	0
Compensation cost not yet recognized							$ 0
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)				2,000,000	1,500,000			150,000
Equity Incentive Plan [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Outstanding at beginning of year (in shares)						0	1,133,316
Granted (in shares)						1,700,000	0
Vested (in shares)						(566,684)	(1,133,316)
Forfeited (in shares)							0
Outstanding at end of year (in shares)						1,133,316	0
Weighted Average Grant Date Price [Roll Forward]
Outstanding at beginning of year (in dollars per share)						$ 0	$ 3.12
Granted (in dollars per share)						3.12	0
Vested (in dollars per share)						3.12	3.12
Forfeited (in dollars per share)							0
Outstanding at end of year (in dollars per share)						$ 3.12	$ 0
Equity Incentive Plan [Member] | Awarded October 14, 2022 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)					1,000,000
Vested (in shares)		(333,328)	(333,328)		(333,344)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)					$ 2.28
Equity Incentive Plan [Member] | Awarded October 14, 2022 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)					800,000
Equity Incentive Plan [Member] | Awarded October 14, 2022 [Member] | Restricted Stock [Member] | Certain Service Providers [Member]
Number of Shares [Roll Forward]
Granted (in shares)					200,000
Equity Incentive Plan [Member] | Awarded December 28, 2022 [Member] | Restricted Stock [Member]
Number of Shares [Roll Forward]
Granted (in shares)				700,000
Vested (in shares)	(233,330)	(233,330)		(233,340)
Weighted Average Grant Date Price [Roll Forward]
Granted (in dollars per share)				$ 4.33
Equity Incentive Plan [Member] | Awarded December 28, 2022 [Member] | Restricted Stock [Member] | Board of Directors [Member]
Number of Shares [Roll Forward]
Granted (in shares)				580,000
Equity Incentive Plan [Member] | Awarded December 28, 2022 [Member] | Restricted Stock [Member] | Certain Service Providers [Member]
Number of Shares [Roll Forward]
Granted (in shares)				120,000